CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 7,381	$ 97,533
Accounts receivable	74,465	9,958
Deferred financing costs	0	1,897
Prepaid expenses	207,832	473,222
Total current assets	289,678	582,610
Deposits	441,629	807,272
Long-term restricted cash	204,041	204,024
Property and equipment:
Property and equipment	14,171,275	15,075,804
Land and mineral properties	11,683,448	26,424,721
Total property and equipment	25,854,723	41,500,525
Less: accumulated depreciation and depletion	(8,029,987)	(11,504,505)
Net property and equipment	17,824,736	29,996,020
Total assets	18,760,084	31,589,926
Current liabilities:
Bank overdraft	72,948	0
Accounts payable	4,898,376	3,347,028
Accounts payable - related party	445,749	398,386
Accrued expenses	4,858,828	3,616,678
Deferred revenue	500,000	500,000
Short-term debt - related party	9,564,157	8,144,611
Current maturities of long-term debt, net of unamortized discount of $11,441 and $17,587, respectively	4,631,749	5,192,956
Short-term convertible debt-related party	7,489,160	7,489,160
Derivative liabilities	72,166	109,711
Total current liabilities	32,533,133	28,798,530
Long-term debt:
Long term debt net of unamortized discount of $0 and $2,512, respectively	0	164,541
Asset retirement obligation	223,881	213,220
Total liabilities	32,757,014	29,176,291
Stockholders' deficit:
Preferred stock, $0.0001 par value; 2,500,000 shares authorized; none issued and outstanding	0	0
Common stock, $0.0001 par value; 300,000,000 shares authorized; 68,488,691 and 66,414,175 shares issued and outstanding, respectively	6,848	6,641
Additional paid-in capital	65,423,592	64,974,535
Accumulated deficit	(79,427,370)	(62,567,541)
Total stockholders' deficit	(13,996,930)	2,413,635
Total liabilities and stockholders' deficit	$ 18,760,084	$ 31,589,926